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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2017

Invesco Charter Fund
Nasdaq:
A: CHTRX ∎ B: BCHTX ∎ C: CHTCX ∎ R: CHRRX ∎ S: CHRSX ∎ Y: CHTYX ∎ R5: CHTVX R6: CHFTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.03%
Class B Shares	8.65
Class C Shares	8.69
Class R Shares	8.94
Class S Shares	9.14
Class Y Shares	9.22
Class R5 Shares	9.23
Class R6 Shares	9.25
S&P 500 Index▼ (Broad Market Index)	13.32
Russell 1000 Index▼ (Style-Specific Index)	13.46
Lipper Large-Cap Core Funds Index∎ (Peer Group Index)	13.11
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Charter Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.51%
10 Years	5.04
5 Years	8.01
1 Year	6.42

Class B Shares
Inception (6/26/95)	7.09%
10 Years	5.01
5 Years	8.13
1 Year	6.70

Class C Shares
Inception (8/4/97)	4.61%
10 Years	4.86
5 Years	8.42
1 Year	10.78

Class R Shares
Inception (6/3/02)	6.56%
10 Years	5.38
5 Years	8.97
1 Year	12.28

Class S Shares
10 Years	5.72%
5 Years	9.35
1 Year	12.71

Class Y Shares
10 Years	5.87%
5 Years	9.52
1 Year	12.90

Class R5 Shares
Inception (7/30/91)	8.24%
10 Years	6.06
5 Years	9.61
1 Year	13.03

Class R6 Shares
10 Years	5.85%
5 Years	9.66
1 Year	13.05

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.50%
10 Years	5.46
5 Years	7.58
1 Year	5.92

Class B Shares
Inception (6/26/95)	7.07%
10 Years	5.43
5 Years	7.70
1 Year	6.24

Class C Shares
Inception (8/4/97)	4.59%
10 Years	5.26
5 Years	7.99
1 Year	10.20

Class R Shares
Inception (6/3/02)	6.53%
10 Years	5.79
5 Years	8.53
1 Year	11.78

Class S Shares
10 Years	6.14%
5 Years	8.91
1 Year	12.15

Class Y Shares
10 Years	6.29%
5 Years	9.07
1 Year	12.35

Class R5 Shares
Inception (7/30/91)	8.22%
10 Years	6.47
5 Years	9.18
1 Year	12.43

Class R6 Shares
10 Years	6.26%
5 Years	9.22
1 Year	12.52

cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.87%, 1.37%, 1.02%, 0.87%, 0.76% and 0.69%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.13%, 1.88%, 1.88%, 1.38%, 1.03%, 0.88%, 0.77% and 0.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Charter Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Charter Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–87.95%
Advertising–1.93%
Publicis Groupe S.A. (France)	1,039,193	$75,017,172

Aerospace & Defense–2.85%
General Dynamics Corp.	281,346	54,522,041
United Technologies Corp.	471,752	56,133,771
		110,655,812

Air Freight & Logistics–1.01%
United Parcel Service, Inc.–Class B	365,678	39,295,758

Apparel, Accessories & Luxury Goods–2.94%
Hanesbrands, Inc.	2,365,131	51,583,507
LVMH Moet Hennessy Louis Vuitton S.E. (France)	253,508	62,633,694
		114,217,201

Asset Management & Custody Banks–1.02%
Northern Trust Corp.	441,366	39,722,940

Auto Parts & Equipment–2.16%
Delphi Automotive PLC	1,041,928	83,771,011

Biotechnology–5.72%
Biogen Inc.(b)	231,829	62,874,343
Celgene Corp.(b)	755,377	93,704,517
Shire PLC–ADR	370,209	65,512,185
		222,091,045

Building Products–1.53%
Johnson Controls International PLC	1,431,050	59,488,769

Cable & Satellite–2.65%
Comcast Corp.–Class A	2,626,674	102,939,354

Communications Equipment–1.12%
F5 Networks, Inc.(b)	336,334	43,430,809

Consumer Finance–2.02%
American Express Co.	988,927	78,372,465

Distillers & Vintners–2.08%
Diageo PLC (United Kingdom)	2,778,982	80,936,095

Diversified Banks–2.74%
Svenska Handelsbanken AB– Class A (Sweden)	3,435,774	48,758,042
U.S. Bancorp	1,126,268	57,755,023
		106,513,065

Drug Retail–1.97%
Walgreens Boots Alliance, Inc.	882,397	76,362,636

Electric Utilities–1.08%
Duke Energy Corp.	508,588	41,958,510

	Shares	Value
Electronic Manufacturing Services–1.33%
TE Connectivity Ltd.	666,737	$51,585,442

Health Care Facilities–1.65%
HCA Holdings, Inc.(b)	762,761	64,232,104

Home Improvement Retail–1.70%
Home Depot, Inc. (The)	423,729	66,144,097

Household Appliances–1.10%
Whirlpool Corp.	230,475	42,794,598

Housewares & Specialties–1.81%
Newell Brands, Inc.	1,474,143	70,375,587

Industrial Conglomerates–1.40%
General Electric Co.	1,873,561	54,314,533

Industrial Gases–1.10%
Air Liquide S.A. (France)	354,902	42,757,379

Industrial Machinery–3.09%
Illinois Tool Works Inc.	291,791	40,293,419
Stanley Black & Decker Inc.	586,302	79,825,017
		120,118,436

Insurance Brokers–1.54%
Marsh & McLennan Cos., Inc.	807,374	59,850,635

Integrated Oil & Gas–1.45%
Suncor Energy, Inc. (Canada)	1,801,230	56,486,573

Internet & Direct Marketing Retail–1.15%
Priceline Group Inc. (The)(b)	24,176	44,648,720

Internet Software & Services–2.78%
Alphabet Inc.–Class C(b)	119,035	107,840,949

IT Consulting & Other Services–3.95%
Cognizant Technology Solutions Corp.– Class A(b)	1,533,104	92,338,854
International Business Machines Corp.	381,338	61,124,668
		153,463,522

Life & Health Insurance–2.56%
AIA Group Ltd. (Hong Kong)	14,373,200	99,505,916

Life Sciences Tools & Services–1.70%
Thermo Fisher Scientific, Inc.	399,635	66,071,655

Movies & Entertainment–1.58%
Time Warner Inc.	618,714	61,419,739

Multi-Sector Holdings–1.73%
Berkshire Hathaway Inc.–Class A(b)	272	67,396,160

Oil & Gas Equipment & Services–2.79%
Halliburton Co.	599,582	27,508,822
Schlumberger Ltd.	370,497	26,894,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Charter Fund

	Shares	Value
Oil & Gas Equipment & Services–(continued)
Tenaris S.A.–ADR (Luxembourg)	1,722,665	$53,798,828
		108,202,027

Oil & Gas Exploration & Production–2.60%
Concho Resources Inc.(b)	424,341	53,747,031
Range Resources Corp.	1,782,264	47,212,173
		100,959,204

Pharmaceuticals–3.71%
Allergan PLC	360,529	87,918,602
Merck & Co., Inc.	901,659	56,200,406
		144,119,008

Property & Casualty Insurance–2.49%
Progressive Corp. (The)	2,433,053	96,640,865

Regional Banks–1.27%
First Republic Bank	533,714	49,347,196

Retail REIT’s–0.87%
GGP Inc.	1,555,929	33,623,626

Semiconductors–4.92%
Analog Devices, Inc.	714,211	54,422,878
QUALCOMM, Inc.	1,197,100	64,332,154
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11,294,019	72,408,858
		191,163,890

	Shares	Value
Systems Software–4.02%
Microsoft Corp.	918,822	$62,902,554
Oracle Corp.	2,073,123	93,207,610
		156,110,164

Wireless Telecommunication Services–0.84%
Vodafone Group PLC–ADR (United Kingdom)	1,248,837	32,707,041
Total Common Stocks & Other Equity Interests (Cost $2,662,103,452)		3,416,651,708

Money Market Funds–11.92%
Government & Agency Portfolio– Institutional Class, 0.67%(c)	277,962,315	277,962,315
Treasury Portfolio–Institutional Class, 0.63%(c)	185,308,209	185,308,209
Total Money Market Funds (Cost $463,270,524)		463,270,524
TOTAL INVESTMENTS–99.87% (Cost $3,125,373,976)		3,879,922,232
OTHER ASSETS LESS LIABILITIES–0.13%		4,948,506
NET ASSETS–100.00%		$3,884,870,738

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	18.1%
Consumer Discretionary	17.0
Financials	15.4
Health Care	12.8
Industrials	9.9
Energy	6.8
Consumer Staples	4.0
Sectors each less than 2% of the Portfolio	3.9
Money Market Funds Plus Other Assets Less Liabilities	12.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $2,662,103,452)	$3,416,651,708
Investments in affiliated money market funds, at value and cost	463,270,524
Total investments, at value (Cost $3,125,373,976)	3,879,922,232
Foreign currencies, at value (Cost $8,506,075)	8,677,920
Receivable for:
Fund shares sold	873,207
Dividends	2,337,767
Investment for trustee deferred compensation and retirement plans	1,715,255
Other assets	104,957
Total assets	3,893,631,338

Liabilities:
Payable for:
Fund shares reacquired	3,674,490
Accrued fees to affiliates	2,195,318
Accrued trustees’ and officers’ fees and benefits	6,811
Accrued other operating expenses	955,591
Trustee deferred compensation and retirement plans	1,928,390
Total liabilities	8,760,600
Net assets applicable to shares outstanding	$3,884,870,738

Net assets consist of:
Shares of beneficial interest	$2,898,965,995
Undistributed net investment income	6,185,254
Undistributed net realized gain	225,080,866
Net unrealized appreciation	754,638,623
$3,884,870,738

Net Assets:
Class A	$3,425,152,240
Class B	$18,565,522
Class C	$190,318,883
Class R	$34,203,307
Class S	$18,976,813
Class Y	$159,870,183
Class R5	$34,660,950
Class R6	$3,122,840
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	190,703,207
Class B	1,097,874
Class C	11,212,242
Class R	1,921,798
Class S	1,056,338
Class Y	8,868,430
Class R5	1,851,117
Class R6	166,900
Class A:
Net asset value per share	$17.96
Maximum offering price per share
(Net asset value of $17.96 ÷ 94.50%)	$19.01
Class B:
Net asset value and offering price per share	$16.91
Class C:
Net asset value and offering price per share	$16.97
Class R:
Net asset value and offering price per share	$17.80
Class S:
Net asset value and offering price per share	$17.96
Class Y:
Net asset value and offering price per share	$18.03
Class R5:
Net asset value and offering price per share	$18.72
Class R6:
Net asset value and offering price per share	$18.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $519,099)	$29,444,194
Dividends from affiliated money market funds	927,711
Total investment income	30,371,905

Expenses:
Advisory fees	12,064,407
Administrative services fees	298,874
Custodian fees	180,634
Distribution fees:
Class A	4,323,387
Class B	120,437
Class C	971,753
Class R	86,112
Class S	14,112
Transfer agent fees — A, B, C, R, S and Y	3,414,384
Transfer agent fees — R5	18,608
Transfer agent fees — R6	287
Trustees’ and officers’ fees and benefits	51,844
Registration and filing fees	83,784
Reports to shareholders	815,768
Professional services fees	52,295
Other	65,945
Total expenses	22,562,631
Less: Fees waived and expense offset arrangement(s)	(289,761)
Net expenses	22,272,870
Net investment income	8,099,035

Realized and unrealized gain from:
Net realized gain from:
Investment securities	246,442,863
Foreign currencies	386,394
246,829,257
Change in net unrealized appreciation of:
Investment securities	84,696,635
Foreign currencies	164,299
84,860,934
Net realized and unrealized gain	331,690,191
Net increase in net assets resulting from operations	$339,789,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$8,099,035	$35,185,443
Net realized gain	246,829,257	380,414,262
Change in net unrealized appreciation (depreciation)	84,860,934	(293,152,839)
Net increase in net assets resulting from operations	339,789,226	122,446,866

Distributions to shareholders from net investment income:
Class A	(30,629,710)	(40,042,458)
Class B	(22,233)	(101,578)
Class C	(165,648)	(516,916)
Class R	(212,669)	(336,604)
Class S	(181,181)	(222,679)
Class Y	(1,150,067)	(2,354,903)
Class R5	(463,957)	(1,147,498)
Class R6	(40,672)	(1,886,883)
Total distributions from net investment income	(32,866,137)	(46,609,519)

Distributions to shareholders from net realized gains:
Class A	(329,814,380)	(428,206,831)
Class B	(2,660,897)	(5,446,571)
Class C	(19,825,386)	(27,716,876)
Class R	(3,292,840)	(4,925,504)
Class S	(1,746,058)	(2,152,527)
Class Y	(9,572,906)	(19,900,365)
Class R5	(3,507,497)	(8,997,994)
Class R6	(290,493)	(13,770,029)
Total distributions from net realized gains	(370,710,457)	(511,116,697)

Share transactions–net:
Class A	14,087,938	(49,993,523)
Class B	(8,624,530)	(15,153,462)
Class C	(6,585,236)	(16,283,874)
Class R	(925,935)	(4,284,253)
Class S	906,169	822,416
Class Y	59,023,891	(63,518,983)
Class R5	(3,397,115)	(64,238,142)
Class R6	226,485	(98,538,831)
Net increase (decrease) in net assets resulting from share transactions	54,711,667	(311,188,652)
Net increase (decrease) in net assets	(9,075,701)	(746,468,002)

Net assets:
Beginning of period	3,893,946,439	4,640,414,441
End of period (includes undistributed net investment income of $6,185,254 and $30,952,356, respectively)	$3,884,870,738	$3,893,946,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Charter Fund

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

10                         Invesco Charter Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

11                         Invesco Charter Fund

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $4.05 billion	0.615%
Next $3.9 billion	0.57%
Next $1.8 billion	0.545%
Over $10 billion	0.52%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $241,522.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

12                         Invesco Charter Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $95,818 in front-end sales commissions from the sale of Class A shares and $5,988, $453 and $1,057 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2017, the Fund incurred $2,622 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$3,200,673,061	$215,978,647	$—	$3,416,651,708
Money Market Funds	463,270,524	—	—	463,270,524
Total Investments	$3,663,943,585	$215,978,647	$—	$3,879,922,232

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2017, the Fund engaged in securities purchases of $4,643,302.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48,239.

13                         Invesco Charter Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term		Total
October 31, 2017	$9,308,567		$—	$9,308,567
October 31, 2018	9,265,449		—	9,265,449
	$18,574,016	$		$18,574,016

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $656,159,806 and $947,127,904, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$849,547,828
Aggregate unrealized (depreciation) of investment securities	(98,101,710)
Net unrealized appreciation of investment securities	$751,446,118

Cost of investments for tax purposes is $3,128,476,114.

14                         Invesco Charter Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,351,073	$41,854,822	5,334,229	$94,685,694
Class B	14,967	250,120	27,826	468,455
Class C	264,412	4,446,758	701,037	11,808,469
Class R	200,591	3,533,151	368,052	6,559,975
Class S	22,983	407,512	37,290	673,670
Class Y	5,231,281	93,613,527	3,193,027	58,366,827
Class R5	95,436	1,771,865	568,624	10,445,497
Class R6	15,068	285,763	231,849	4,451,467

Issued as reinvestment of dividends:
Class A	20,317,112	352,501,897	25,760,253	434,833,073
Class B	163,588	2,679,564	334,842	5,364,162
Class C	1,186,808	19,511,118	1,631,764	26,222,439
Class R	203,583	3,503,660	314,013	5,259,713
Class S	111,080	1,927,239	139,733	2,357,300
Class Y	580,352	10,098,134	1,057,284	17,889,253
Class R5	219,408	3,964,698	576,673	10,091,783
Class R6	18,273	330,016	895,192	15,656,912

Automatic conversion of Class B shares to Class A shares:
Class A	501,532	8,950,906	849,593	15,165,383
Class B	(532,056)	(8,950,906)	(897,893)	(15,165,383)

Reacquired:
Class A	(21,880,300)	(389,219,687)	(33,114,867)	(594,677,673)
Class B	(154,956)	(2,603,308)	(342,950)	(5,820,696)
Class C	(1,814,151)	(30,543,112)	(3,181,030)	(54,314,782)
Class R	(448,719)	(7,962,746)	(906,761)	(16,103,941)
Class S	(79,996)	(1,428,582)	(125,808)	(2,208,554)
Class Y	(2,498,537)	(44,687,770)	(7,665,882)	(139,775,063)
Class R5	(494,661)	(9,133,678)	(4,388,890)	(84,775,422)
Class R6	(21,197)	(389,294)	(6,959,527)	(118,647,210)
Net increase (decrease) in share activity	3,572,974	$54,711,667	(15,562,327)	$(311,188,652)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Charter Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$18.31	$0.04	$1.55	$1.59	$(0.17)	$(1.77)	$(1.94)	$17.96	9.03%	$3,425,152	1.11	%(d)	1.12	%(d)	0.45	%(d)	19%
Year ended 10/31/16	20.30	0.16	0.34	0.50	(0.21)	(2.28)	(2.49)	18.31	3.54	3,467,887	1.11		1.12		0.88		28
Year ended 10/31/15	23.28	0.19	(0.74)	(0.55)	(0.13)	(2.30)	(2.43)	20.30	(2.53)	3,869,488	1.07		1.08		0.89		47
Year ended 10/31/14	22.22	0.12	2.09	2.21	(0.20)	(0.95)	(1.15)	23.28	10.48	4,517,960	1.05		1.07		0.53		23
Year ended 10/31/13	17.73	0.19	4.49	4.68	(0.19)	—	(0.19)	22.22	26.63	4,529,846	1.05		1.07		0.94		35
Year ended 10/31/12	16.38	0.14	1.31	1.45	(0.10)	—	(0.10)	17.73	8.93	4,025,451	1.10		1.12		0.79		42
Class B
Six months ended 04/30/17	17.26	(0.03)	1.46	1.44	(0.01)	(1.77)	(1.79)	16.91	8.65	18,566	1.86	(d)	1.87	(d)	(0.30	)(d)	19
Year ended 10/31/16	19.24	0.02	0.32	0.34	(0.04)	(2.28)	(2.32)	17.26	2.74	27,731	1.86		1.87		0.13		28
Year ended 10/31/15	22.21	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.24	(3.22)	47,808	1.82		1.83		0.14		47
Year ended 10/31/14	21.25	(0.05)	2.00	1.95	(0.04)	(0.95)	(0.99)	22.21	9.62	78,125	1.80		1.82		(0.22)		23
Year ended 10/31/13	16.96	0.04	4.30	4.34	(0.05)	—	(0.05)	21.25	25.63	108,696	1.80		1.82		0.19		35
Year ended 10/31/12	15.67	0.01	1.28	1.29	—	—	—	16.96	8.23	125,315	1.85		1.87		0.04		42
Class C
Six months ended 04/30/17	17.32	(0.03)	1.46	1.44	(0.01)	(1.77)	(1.79)	16.97	8.62	190,319	1.86	(d)	1.87	(d)	(0.30	)(d)	19
Year ended 10/31/16	19.30	0.02	0.32	0.34	(0.04)	(2.28)	(2.32)	17.32	2.73	200,499	1.86		1.87		0.13		28
Year ended 10/31/15	22.27	0.03	(0.70)	(0.67)	—	(2.30)	(2.30)	19.30	(3.22)	239,765	1.82		1.83		0.14		47
Year ended 10/31/14	21.30	(0.05)	2.01	1.96	(0.04)	(0.95)	(0.99)	22.27	9.64	282,091	1.80		1.82		(0.22)		23
Year ended 10/31/13	17.00	0.04	4.31	4.35	(0.05)	—	(0.05)	21.30	25.63	283,655	1.80		1.82		0.19		35
Year ended 10/31/12	15.71	0.01	1.28	1.29	—	—	—	17.00	8.21	247,719	1.85		1.87		0.04		42
Class R
Six months ended 04/30/17	18.13	0.02	1.54	1.56	(0.12)	(1.77)	(1.89)	17.80	8.94	34,203	1.36	(d)	1.37	(d)	0.20	(d)	19
Year ended 10/31/16	20.12	0.11	0.34	0.45	(0.16)	(2.28)	(2.44)	18.13	3.24	35,654	1.36		1.37		0.63		28
Year ended 10/31/15	23.07	0.13	(0.72)	(0.59)	(0.06)	(2.30)	(2.36)	20.12	(2.72)	44,079	1.32		1.33		0.64		47
Year ended 10/31/14	22.03	0.06	2.07	2.13	(0.14)	(0.95)	(1.09)	23.07	10.19	67,910	1.30		1.32		0.28		23
Year ended 10/31/13	17.59	0.14	4.44	4.58	(0.14)	—	(0.14)	22.03	26.23	77,769	1.30		1.32		0.69		35
Year ended 10/31/12	16.25	0.09	1.32	1.41	(0.07)	—	(0.07)	17.59	8.73	81,503	1.35		1.37		0.54		42
Class S
Six months ended 04/30/17	18.32	0.05	1.54	1.59	(0.18)	(1.77)	(1.95)	17.96	9.08	18,977	1.01	(d)	1.02	(d)	0.55	(d)	19
Year ended 10/31/16	20.32	0.18	0.34	0.52	(0.24)	(2.28)	(2.52)	18.32	3.63	18,364	1.01		1.02		0.98		28
Year ended 10/31/15	23.30	0.21	(0.74)	(0.53)	(0.15)	(2.30)	(2.45)	20.32	(2.42)	19,329	0.97		0.98		0.99		47
Year ended 10/31/14	22.24	0.14	2.09	2.23	(0.22)	(0.95)	(1.17)	23.30	10.57	23,137	0.95		0.97		0.63		23
Year ended 10/31/13	17.75	0.21	4.48	4.69	(0.20)	—	(0.20)	22.24	26.73	24,014	0.95		0.97		1.04		35
Year ended 10/31/12	16.39	0.15	1.33	1.48	(0.12)	—	(0.12)	17.75	9.08	21,072	1.00		1.02		0.89		42
Class Y
Six months ended 04/30/17	18.39	0.06	1.56	1.62	(0.21)	(1.77)	(1.98)	18.03	9.22	159,870	0.86	(d)	0.87	(d)	0.70	(d)	19
Year ended 10/31/16	20.40	0.20	0.34	0.54	(0.27)	(2.28)	(2.55)	18.39	3.76	102,182	0.86		0.87		1.13		28
Year ended 10/31/15	23.38	0.25	(0.75)	(0.50)	(0.18)	(2.30)	(2.48)	20.40	(2.24)	183,005	0.82		0.83		1.14		47
Year ended 10/31/14	22.31	0.18	2.09	2.27	(0.25)	(0.95)	(1.20)	23.38	10.75	479,371	0.80		0.82		0.78		23
Year ended 10/31/13	17.81	0.24	4.49	4.73	(0.23)	—	(0.23)	22.31	26.89	469,066	0.80		0.82		1.19		35
Year ended 10/31/12	16.44	0.18	1.33	1.51	(0.14)	—	(0.14)	17.81	9.26	362,231	0.85		0.87		1.04		42
Class R5
Six months ended 04/30/17	19.05	0.06	1.61	1.68	(0.24)	(1.77)	(2.01)	18.72	9.17	34,661	0.79	(d)	0.80	(d)	0.77	(d)	19
Year ended 10/31/16	21.03	0.23	0.36	0.59	(0.29)	(2.28)	(2.57)	19.05	3.92	38,682	0.75		0.76		1.24		28
Year ended 10/31/15	24.04	0.27	(0.78)	(0.51)	(0.20)	(2.30)	(2.50)	21.03	(2.22)	110,943	0.73		0.74		1.23		47
Year ended 10/31/14	22.90	0.20	2.16	2.36	(0.27)	(0.95)	(1.22)	24.04	10.87	414,713	0.72		0.74		0.86		23
Year ended 10/31/13	18.29	0.26	4.61	4.87	(0.26)	—	(0.26)	22.90	26.99	413,033	0.72		0.74		1.27		35
Year ended 10/31/12	16.87	0.22	1.36	1.58	(0.16)	—	(0.16)	18.29	9.43	378,446	0.68		0.70		1.21		42
Class R6
Six months ended 04/30/17	19.05	0.08	1.60	1.68	(0.25)	(1.77)	(2.02)	18.71	9.20	3,123	0.71	(d)	0.72	(d)	0.85	(d)	19
Year ended 10/31/16	21.04	0.24	0.36	0.60	(0.31)	(2.28)	(2.59)	19.05	3.99	2,948	0.68		0.69		1.31		28
Year ended 10/31/15	24.05	0.29	(0.77)	(0.48)	(0.23)	(2.30)	(2.53)	21.04	(2.12)	125,997	0.64		0.65		1.32		47
Year ended 10/31/14	22.91	0.22	2.16	2.38	(0.29)	(0.95)	(1.24)	24.05	10.96	135,294	0.63		0.65		0.95		23
Year ended 10/31/13	18.29	0.28	4.62	4.90	(0.28)	—	(0.28)	22.91	27.15	130,764	0.63		0.65		1.36		35
Year ended 10/31/12(e)	18.64	0.02	(0.37)	(0.35)	—	—	—	18.29	(1.88)	96,034	0.60	(f)	0.63	(f)	1.29	(f)	42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,487,373, $24,287, $195,961, $34,730, $18,972, $121,292, $37,568, and $3,195 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5, and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

16                         Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.10	$5.59	$1,019.29	$5.56	1.11%
B	1,000.00	1,037.50	9.40	1,015.57	9.30	1.86
C	1,000.00	1,077.10	9.58	1,015.57	9.30	1.86
R	1,000.00	1,089.40	7.05	1,018.05	6.80	1.36
S	1,000.00	1,091.40	5.24	1,019.79	5.06	1.01
Y	1,000.00	1,092.20	4.46	1,020.53	4.31	0.86
R5	1,000.00	1,092.30	4.10	1,020.88	3.96	0.79
R6	1,000.00	1,092.50	3.68	1,021.27	3.56	0.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Charter Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Charter Fund, an investment portfolio of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	602,144,224	18,842,658
	James T. Bunch	601,933,978	19,052,903
	Bruce L. Crockett	602,110,998	18,875,884
	Jack M. Fields	602,354,729	18,632,152
	Martin L. Flanagan	602,638,282	18,348,600
	Cynthia Hostetler	602,841,732	18,145,150
	Dr. Eli Jones	602,450,885	18,535,996
	Dr. Prema Mathai-Davis	602,307,207	18,679,674
	Teresa M. Ressel	602,839,354	18,147,528
	Dr. Larry Soll	601,863,818	19,123,062
	Ann Barnett Stern	602,750,126	18,236,755
	Raymond Stickel, Jr.	601,984,912	19,001,968
	Philip A. Taylor	602,622,557	18,364,324
	Robert C. Troccoli	602,182,448	18,804,433
	Christopher L. Wilson	602,650,951	18,335,930

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	381,547,257	71,681,315	21,825,965	201,877,400

Invesco Charter Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	57,471,577	6,785,753	4,876,114	36,538,503
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	60,177,904	4,051,101	4,904,459	36,538,483
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	58,687,351	5,422,019	5,024,071	36,538,506

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds (Invesco Equity Funds).

18                         Invesco Charter Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                      Invesco Distributors, Inc.                                                                                 CHT-SAR-1             06202017      1404

Semiannual Report to Shareholders	April 30, 2017

Invesco Diversified Dividend Fund
Nasdaq:
A: LCEAX ◾ B: LCEDX ◾ C: LCEVX ◾ R: DDFRX ◾ Y: LCEYX ◾ Investor: LCEIX R5: DDFIX ◾ R6: LCEFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses
20 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.37%
Class B Shares	8.00
Class C Shares	8.01
Class R Shares	8.27
Class Y Shares	8.50
Investor Class Shares	8.39
Class R5 Shares	8.53
Class R6 Shares	8.58
S&P 500 Index▼ (Broad Market Index)	13.32
Russell 1000 Value Index▼ (Style-Specific Index)	11.69
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	12.74
Sources(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.58%
10 Years	6.67
5 Years	11.71
1 Year	4.09

Class B Shares
Inception (12/31/01)	7.61%
10 Years	6.65
5 Years	11.90
1 Year	4.33

Class C Shares
Inception (12/31/01)	7.21%
10 Years	6.49
5 Years	12.15
1 Year	8.34

Class R Shares
Inception (10/25/05)	8.33%
10 Years	7.03
5 Years	12.72
1 Year	9.86

Class Y Shares
10 Years	7.51%
5 Years	13.27
1 Year	10.44

Investor Class Shares
Inception (7/15/05)	8.13%
10 Years	7.34
5 Years	13.02
1 Year	10.15

Class R5 Shares
Inception (10/25/05)	8.93%
10 Years	7.64
5 Years	13.33
1 Year	10.49

Class R6 Shares
10 Years	7.46%
5 Years	13.38
1 Year	10.54

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.61%
10 Years	7.07
5 Years	11.59
1 Year	5.15

Class B Shares
Inception (12/31/01)	7.63%
10 Years	7.04
5 Years	11.76
1 Year	5.42

Class C Shares
Inception (12/31/01)	7.24%
10 Years	6.88
5 Years	12.02
1 Year	9.43

Class R Shares
Inception (10/25/05)	8.36%
10 Years	7.42
5 Years	12.57
1 Year	10.95

Class Y Shares
10 Years	7.90%
5 Years	13.14
1 Year	11.47

Investor Class Shares
Inception (7/15/05)	8.17%
10 Years	7.73
5 Years	12.90
1 Year	11.25

Class R5 Shares
Inception (10/25/05)	8.97%
10 Years	8.03
5 Years	13.20
1 Year	11.53

Class R6 Shares
10 Years	7.85%
5 Years	13.24
1 Year	11.64

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.82%, 1.57%, 1.57%, 1.07%, 0.57%, 0.78%, 0.52% and 0.42%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.80%, 0.54% and 0.44%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3 Invesco Diversified Dividend Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–82.06%
Aerospace & Defense–1.84%
General Dynamics Corp.	1,337,293	$259,154,010
Raytheon Co.	1,037,218	160,986,606
		420,140,616

Air Freight & Logistics–0.38%
United Parcel Service, Inc.–Class B	802,182	86,202,478

Apparel Retail–0.39%
TJX Cos., Inc. (The)	1,135,581	89,302,090

Apparel, Accessories & Luxury Goods–0.83%
Coach, Inc.	2,804,806	110,481,308
Columbia Sportswear Co.	1,388,853	78,636,857
		189,118,165

Asset Management & Custody Banks–1.02%
Federated Investors, Inc.–Class B	3,886,719	104,241,804
Legg Mason, Inc.	3,401,451	127,146,238
		231,388,042

Brewers–1.44%
Heineken N.V. (Netherlands)	3,668,842	327,111,036

Consumer Finance–1.72%
American Express Co.	4,941,089	391,581,303

Data Processing & Outsourced Services–0.67%
Automatic Data Processing, Inc.	1,450,555	151,568,492

Drug Retail–1.09%
Walgreens Boots Alliance, Inc.	2,874,224	248,735,345

Electric Utilities–9.86%
American Electric Power Co., Inc.	4,650,652	315,453,725
Duke Energy Corp.	4,163,858	343,518,285
Entergy Corp.	5,001,343	381,402,417
Exelon Corp.	15,753,590	545,546,822
PPL Corp.	17,384,431	662,520,666
		2,248,441,915

Electrical Components & Equipment–2.60%
ABB Ltd. (Switzerland)	11,270,430	275,687,749
Emerson Electric Co.	5,271,108	317,742,390
		593,430,139

Food Distributors–1.15%
Sysco Corp.	4,966,120	262,558,764

General Merchandise Stores–1.37%
Target Corp.	5,596,295	312,553,076

Health Care Equipment–0.80%
Stryker Corp.	1,344,331	183,326,419

Hotels, Resorts & Cruise Lines–0.56%
Accor S.A. (France)	2,820,082	128,544,297

	Shares	Value
Household Products–2.82%
Kimberly-Clark Corp.	1,579,096	$204,887,706
Procter & Gamble Co. (The)	5,015,561	438,008,942
		642,896,648

Housewares & Specialties–0.70%
Newell Brands, Inc.	3,356,870	160,256,974

Human Resource & Employment Services–0.54%
Robert Half International, Inc.	2,664,506	122,700,501

Industrial Machinery–2.28%
Flowserve Corp.(b)	7,128,433	362,623,387
Pentair PLC (United Kingdom)	2,437,898	157,268,800
		519,892,187

Integrated Oil & Gas–4.75%
Royal Dutch Shell PLC–Class B (United Kingdom)	6,045,554	160,972,995
Suncor Energy, Inc. (Canada)	16,285,237	510,333,984
TOTAL S.A. (France)	8,050,215	412,632,441
		1,083,939,420

Integrated Telecommunication Services–4.93%
AT&T Inc.	15,786,533	625,620,303
BT Group PLC (United Kingdom)	65,885,460	260,057,949
Deutsche Telekom AG (Germany)	13,514,755	237,018,124
		1,122,696,376

Investment Banking & Brokerage–0.05%
Charles Schwab Corp. (The)	290,797	11,297,463

Motorcycle Manufacturers–1.31%
Harley-Davidson, Inc.	5,263,542	299,021,821

Movies & Entertainment–0.72%
Time Warner Inc.	1,646,778	163,475,652

Multi-Line Insurance–2.58%
Hartford Financial Services Group, Inc. (The)	12,166,370	588,365,653

Multi-Utilities–4.56%
Consolidated Edison, Inc.	4,466,307	354,088,819
Dominion Resources, Inc.	5,532,446	428,377,294
Sempra Energy	2,276,885	257,333,542
		1,039,799,655

Oil & Gas Drilling–0.37%
Nabors Industries Ltd.	8,093,097	83,682,623

Oil & Gas Equipment & Services–0.26%
Baker Hughes Inc.	1,011,255	60,038,209

Oil & Gas Exploration & Production–0.95%
ConocoPhillips	4,531,170	217,088,355

Packaged Foods & Meats–8.12%
Campbell Soup Co.	6,324,540	363,914,032
General Mills, Inc.	11,332,265	651,718,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	3,936,496	$355,819,873
Mead Johnson Nutrition Co.	2,377,866	210,964,272
Mondelez International, Inc.–Class A	5,963,175	268,521,770
		1,850,938,507

Paper Packaging–2.23%
Avery Dennison Corp.	1,081,040	89,953,338
International Paper Co.	5,725,226	308,990,447
Sonoco Products Co.	2,099,609	109,830,547
		508,774,332

Personal Products–0.55%
L’Oreal S.A. (France)	625,177	124,521,820

Pharmaceuticals–3.58%
Bristol-Myers Squibb Co.	5,718,716	320,534,032
Eli Lilly and Co.	3,962,819	325,188,927
Johnson & Johnson	1,372,253	169,432,078
		815,155,037

Property & Casualty Insurance–0.72%
Travelers Cos., Inc. (The)	1,350,132	164,257,059

Regional Banks–6.94%
Cullen/Frost Bankers, Inc.	1,597,644	150,801,617
Fifth Third Bancorp	9,314,167	227,545,100
KeyCorp	13,799,561	251,703,993
M&T Bank Corp.	2,404,392	373,666,561
PNC Financial Services Group, Inc. (The)	2,157,827	258,399,783
Zions Bancorp.	8,005,480	320,459,364
		1,582,576,418

	Shares	Value
Restaurants–0.86%
Darden Restaurants, Inc.	2,289,785	$195,066,784

Semiconductors–0.24%
Analog Devices, Inc.	729,939	55,621,352

Soft Drinks–2.57%
Coca-Cola Co. (The)	13,587,199	586,287,637

Specialized REIT’s–1.55%
Weyerhaeuser Co.	10,416,266	352,798,929

Tobacco–2.16%
Altria Group, Inc.	2,486,580	178,486,713
Philip Morris International Inc.	2,826,005	313,234,394
		491,721,107
Total Common Stocks & Other Equity Interests (Cost $14,483,211,696)		18,706,872,696

Money Market Funds–18.17%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	2,485,754,582	2,485,754,582
Treasury Portfolio–Institutional Class, 0.63%(c)	1,657,169,721	1,657,169,721
Total Money Market Funds (Cost $4,142,924,303)		4,142,924,303
TOTAL INVESTMENTS–100.23% (Cost $18,626,135,999)		22,849,796,999
OTHER ASSETS LESS LIABILITIES–(0.23)%		(52,948,864)
NET ASSETS–100.00%		$22,796,848,135

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2017 represented 1.59% of the Fund’s Net Assets. See Note 5.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Consumer Staples	19.9%
Utilities	14.4
Financials	13.0
Industrials	7.7
Consumer Discretionary	6.8
Energy	6.3
Telecommunication Services	4.9
Health Care	4.4
Materials	2.2
Real Estate	1.6
Information Technology	0.9
Money Market Funds Plus Other Assets Less Liabilities	17.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $14,169,911,070)	$18,344,249,309
Investments in affiliates, at value (Cost $4,456,224,929)	4,505,547,690
Total investments, at value (Cost $18,626,135,999)	22,849,796,999
Foreign currencies, at value (Cost $570,521)	572,592
Receivable for:
Investments sold	5,196,650
Fund shares sold	63,165,645
Dividends	38,062,218
Investment for trustee deferred compensation and retirement plans	755,091
Unrealized appreciation on forward foreign currency contracts outstanding	5,703,930
Other assets	326,027
Total assets	22,963,579,152

Liabilities:
Payable for:
Investments purchased	105,463,658
Fund shares reacquired	45,579,749
Accrued fees to affiliates	8,324,382
Accrued trustees’ and officers’ fees and benefits	25,735
Accrued other operating expenses	1,201,798
Trustee deferred compensation and retirement plans	951,447
Unrealized depreciation on forward foreign currency contracts outstanding	5,184,248
Total liabilities	166,731,017
Net assets applicable to shares outstanding	$22,796,848,135

Net assets consist of:
Shares of beneficial interest	$18,347,016,738
Undistributed net investment income	41,463,342
Undistributed net realized gain	184,213,225
Net unrealized appreciation	4,224,154,830
$22,796,848,135

Net Assets:
Class A	$6,110,354,821
Class B	$12,726,516
Class C	$874,410,858
Class R	$302,406,529
Class Y	$6,121,734,041
Investor Class	$2,175,487,385
Class R5	$3,852,322,372
Class R6	$3,347,405,613

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	309,621,358
Class B	652,418
Class C	44,879,724
Class R	15,275,174
Class Y	309,847,715
Investor Class	110,317,626
Class R5	195,173,256
Class R6	169,562,266
Class A:
Net asset value per share	$19.73
Maximum offering price per share
(Net asset value of $19.73 ÷ 94.50%)	$20.88
Class B:
Net asset value and offering price per share	$19.51
Class C:
Net asset value and offering price per share	$19.48
Class R:
Net asset value and offering price per share	$19.80
Class Y:
Net asset value and offering price per share	$19.76
Investor Class:
Net asset value and offering price per share	$19.72
Class R5:
Net asset value and offering price per share	$19.74
Class R6:
Net asset value and offering price per share	$19.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,577,202)	$248,711,198
Dividends from affiliates	11,114,972
Total investment income	259,826,170

Expenses:
Advisory fees	40,476,200
Administrative services fees	557,586
Custodian fees	130,214
Distribution fees:
Class A	7,765,049
Class B	74,527
Class C	4,196,956
Class R	677,430
Investor Class	2,003,160
Transfer agent fees — A, B, C, R, Y and Investor	11,517,563
Transfer agent fees — R5	1,855,082
Transfer agent fees — R6	59,970
Trustees’ and officers’ fees and benefits	119,951
Registration and filing fees	391,845
Reports to shareholders	1,479,136
Professional services fees	41,465
Other	49,796
Total expenses	71,395,930
Less: Fees waived and expense offset arrangement(s)	(2,088,083)
Net expenses	69,307,847
Net investment income	190,518,323

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	187,266,309
Foreign currencies	(144,689)
Forward foreign currency contracts	24,000,032
211,121,652
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,262,784,328
Foreign currencies	79,583
Forward foreign currency contracts	(13,775,113)
1,249,088,798
Net realized and unrealized gain	1,460,210,450
Net increase in net assets resulting from operations	$1,650,728,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$190,518,323	$281,720,602
Net realized gain	211,121,652	489,070,361
Change in net unrealized appreciation	1,249,088,798	120,872,570
Net increase in net assets resulting from operations	1,650,728,773	891,663,533

Distributions to shareholders from net investment income:
Class A	(56,715,023)	(87,597,660)
Class B	(82,441)	(186,213)
Class C	(4,480,607)	(5,342,554)
Class R	(2,123,543)	(2,826,974)
Class Y	(49,778,852)	(38,800,678)
Investor Class	(20,334,210)	(35,300,336)
Class R5	(39,311,988)	(55,949,846)
Class R6	(33,769,857)	(29,669,892)
Total distributions from net investment income	(206,596,521)	(255,674,153)

Distributions to shareholders from net realized gains:
Class A	(151,389,281)	(187,921,659)
Class B	(388,597)	(884,906)
Class C	(20,020,837)	(18,558,267)
Class R	(6,235,896)	(8,075,563)
Class Y	(102,046,387)	(46,717,282)
Investor Class	(52,848,731)	(78,259,112)
Class R5	(87,151,961)	(96,137,321)
Class R6	(68,937,644)	(33,943,581)
Total distributions from net realized gains	(489,019,334)	(470,497,691)

Share transactions–net:
Class A	(172,486,104)	1,217,893,699
Class B	(4,328,539)	(6,485,243)
Class C	57,306,624	328,459,436
Class R	52,528,673	33,543,725
Class Y	2,256,004,666	2,439,382,508
Investor Class	(41,222,934)	101,759,931
Class R5	268,846,831	990,438,812
Class R6	590,826,611	1,759,334,300
Net increase in net assets resulting from share transactions	3,007,475,828	6,864,327,168
Net increase in net assets	3,962,588,746	7,029,818,857

Net assets:
Beginning of period	18,834,259,389	11,804,440,532
End of period (includes undistributed net investment income of $41,463,342 and $57,541,540, respectively)	$22,796,848,135	$18,834,259,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

10                         Invesco Diversified Dividend Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

11                         Invesco Diversified Dividend Fund

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.60%
Next $350 million	0.55%
Next $1.3 billion	0.50%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $2,058,739.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

12                         Invesco Diversified Dividend Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $980,565 in front-end sales commissions from the sale of Class A shares and $72,600, $691 and $100,584 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2017, the Fund incurred $834 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$17,857,579,511	$849,293,185	$—	$18,706,872,696
Money Market Funds	4,142,924,303	—	—	4,142,924,303
	22,000,503,814	849,293,185	—	22,849,796,999
Forward Foreign Currency Contracts*	—	519,682	—	519,682
Total Investments	$22,000,503,814	$849,812,867	$—	$22,850,316,681

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

13                         Invesco Diversified Dividend Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/24/17	Citigroup Global Markets Inc.	CAD	108,569,391	USD	81,430,300	$79,558,823	$1,871,477
05/24/17	Citigroup Global Markets Inc.	EUR	181,853,009	USD	196,635,840	198,363,566	(1,727,726)
05/24/17	Goldman Sachs International	CAD	108,568,689	USD	81,461,850	79,558,308	1,903,542
05/24/17	Goldman Sachs International	EUR	181,853,009	USD	199,642,798	201,416,143	(1,773,345)
05/24/17	JPMorgan Chase Bank, N.A.	CAD	2,978,967	USD	4,308,128	4,203,164	105,044
05/24/17	Merrill Lynch International	CAD	108,569,391	USD	81,382,690	79,558,823	1,823,867
05/24/17	Merrill Lynch International	EUR	181,853,622	USD	196,681,058	198,364,235	(1,683,177)
Total Open Forward Foreign Currency Contracts — Currency Risk							$519,682

Currency Abbreviations:

CAD – Canadian Dollar
EUR – Euro
USD – U.S. Dollar

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$5,703,930
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$5,703,930

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(5,184,248)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(5,184,248)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty				Non-Cash	Cash
Citigroup Global Markets Inc.	$1,871,477	$(1,727,726)	$143,751	$—	$—	$143,751
Goldman Sachs International	1,903,542	(1,773,345)	130,197	—	—	130,197
JPMorgan Chase Bank, N.A.	105,044	—	105,044	—	—	105,044
Merrill Lynch International	1,823,867	(1,683,177)	140,690	—	—	140,690
Total	$5,703,930	$(5,184,248)	$519,682	$—	$—	$519,682

14                         Invesco Diversified Dividend Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$24,000,032
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(13,775,113)
Total	$(10,224,919)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$784,967,207

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/17	Dividend Income
Flowserve Corp.	$243,325,101	$65,306,500	$—	$53,991,786	$—	$362,623,387	$2,483,351

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $29,344.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

15                         Invesco Diversified Dividend Fund

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$8,514,952	$—	$8,514,952

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $2,459,673,147 and $780,575,533, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,401,241,035
Aggregate unrealized (depreciation) of investment securities	(181,592,321)
Net unrealized appreciation of investment securities	$4,219,648,714

Cost of investments for tax purposes is $18,630,148,285.

16                         Invesco Diversified Dividend Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	49,180,329	$957,781,212	108,979,405	$2,005,788,792
Class B	41,800	804,460	151,159	2,737,031
Class C	8,190,252	157,598,174	23,552,942	427,973,231
Class R	4,800,258	94,091,419	6,720,938	124,503,593
Class Y	150,377,048	2,944,829,881	167,451,174	3,100,807,223
Investor Class	3,637,536	70,748,868	13,026,207	240,459,190
Class R5	35,143,182	683,901,171	70,801,603	1,300,534,108
Class R6	39,123,071	761,003,590	106,486,741	1,989,408,864

Issued as reinvestment of dividends:
Class A	10,105,473	196,128,169	13,066,538	230,265,852
Class B	23,138	443,626	58,325	1,007,338
Class C	1,185,682	22,713,301	1,259,068	21,799,540
Class R	429,048	8,352,098	616,089	10,841,357
Class Y	6,851,994	133,205,776	4,198,659	74,674,258
Investor Class	3,521,123	68,275,289	6,012,378	105,660,767
Class R5	6,216,937	120,683,396	7,939,892	140,140,576
Class R6	5,264,334	102,221,067	3,528,232	62,800,636

Automatic conversion of Class B shares to Class A shares:
Class A	193,094	3,782,456	327,801	6,042,821
Class B	(195,336)	(3,782,456)	(331,527)	(6,042,821)

Reacquired:
Class A	(67,788,819)	(1,330,177,941)	(55,515,159)	(1,024,203,766)
Class B	(93,373)	(1,794,169)	(231,547)	(4,186,791)
Class C	(6,387,232)	(123,004,851)	(6,658,102)	(121,313,335)
Class R	(2,537,740)	(49,914,844)	(5,633,746)	(101,801,225)
Class Y	(42,130,268)	(822,030,991)	(39,830,247)	(736,098,973)
Investor Class	(9,252,176)	(180,247,091)	(13,325,518)	(244,360,026)
Class R5	(27,327,719)	(535,737,736)	(24,574,635)	(450,235,872)
Class R6	(13,966,633)	(272,398,046)	(16,074,584)	(292,875,200)
Net increase in share activity	154,605,003	$3,007,475,828	372,002,086	$6,864,327,168

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Diversified Dividend Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$18.83	$0.16	$1.39	$1.55	$(0.18)	$(0.47)	$(0.65)	$19.73	8.25%		$6,110,355	0.80	%(d)	0.82	%(d)	1.65	%(d)	5%
Year ended 10/31/16	18.78	0.33	0.76	1.09	(0.31)	(0.73)	(1.04)	18.83	6.27		5,985,548	0.80		0.82		1.79		11
Year ended 10/31/15	18.17	0.30	0.95	1.25	(0.28)	(0.36)	(0.64)	18.78	7.09		4,715,635	0.82		0.83		1.63		11
Year ended 10/31/14	16.52	0.28	1.78	2.06	(0.25)	(0.16)	(0.41)	18.17	12.68		4,206,935	0.83		0.84		1.59		6
Year ended 10/31/13	13.54	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.52	26.07		3,700,473	0.86		0.87		1.65		9
Year ended 10/31/12	11.92	0.22	1.76	1.98	(0.22)	(0.14)	(0.36)	13.54	17.00		2,520,209	0.91		0.92		1.78		12
Class B
Six months ended 04/30/17	18.61	0.08	1.39	1.47	(0.10)	(0.47)	(0.57)	19.51	8.00		12,727	1.55	(d)	1.57	(d)	0.90	(d)	5
Year ended 10/31/16	18.58	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.61	5.41		16,309	1.55		1.57		1.04		11
Year ended 10/31/15	17.97	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.58	6.35		22,845	1.57		1.58		0.88		11
Year ended 10/31/14	16.35	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.97	11.77		29,691	1.58		1.59		0.84		6
Year ended 10/31/13	13.40	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.35	25.16		35,912	1.61		1.62		0.90		9
Year ended 10/31/12	11.80	0.13	1.74	1.87	(0.13)	(0.14)	(0.27)	13.40	16.12		35,401	1.66		1.67		1.03		12
Class C
Six months ended 04/30/17	18.59	0.08	1.38	1.46	(0.10)	(0.47)	(0.57)	19.48	7.95		874,411	1.55	(d)	1.57	(d)	0.90	(d)	5
Year ended 10/31/16	18.56	0.19	0.74	0.93	(0.17)	(0.73)	(0.90)	18.59	5.41		778,829	1.55		1.57		1.04		11
Year ended 10/31/15	17.95	0.16	0.95	1.11	(0.14)	(0.36)	(0.50)	18.56	6.36		440,482	1.57		1.58		0.88		11
Year ended 10/31/14	16.33	0.14	1.76	1.90	(0.12)	(0.16)	(0.28)	17.95	11.79		348,340	1.58		1.59		0.84		6
Year ended 10/31/13	13.38	0.13	3.17	3.30	(0.14)	(0.21)	(0.35)	16.33	25.19		276,653	1.61		1.62		0.90		9
Year ended 10/31/12	11.79	0.13	1.73	1.86	(0.13)	(0.14)	(0.27)	13.38	16.04		153,467	1.66		1.67		1.03		12
Class R
Six months ended 04/30/17	18.88	0.14	1.41	1.55	(0.16)	(0.47)	(0.63)	19.80	8.27		302,407	1.05	(d)	1.07	(d)	1.40	(d)	5
Year ended 10/31/16	18.84	0.28	0.75	1.03	(0.26)	(0.73)	(0.99)	18.88	5.93		237,638	1.05		1.07		1.54		11
Year ended 10/31/15	18.22	0.26	0.96	1.22	(0.24)	(0.36)	(0.60)	18.84	6.87		204,956	1.07		1.08		1.38		11
Year ended 10/31/14	16.57	0.23	1.79	2.02	(0.21)	(0.16)	(0.37)	18.22	12.36		138,078	1.08		1.09		1.34		6
Year ended 10/31/13	13.58	0.22	3.20	3.42	(0.22)	(0.21)	(0.43)	16.57	25.77		109,444	1.11		1.12		1.40		9
Year ended 10/31/12	11.96	0.19	1.76	1.95	(0.19)	(0.14)	(0.33)	13.58	16.66		37,948	1.16		1.17		1.53		12
Class Y
Six months ended 04/30/17	18.85	0.18	1.40	1.58	(0.20)	(0.47)	(0.67)	19.76	8.50		6,121,734	0.55	(d)	0.57	(d)	1.90	(d)	5
Year ended 10/31/16	18.80	0.38	0.75	1.13	(0.35)	(0.73)	(1.08)	18.85	6.53		3,670,662	0.55		0.57		2.04		11
Year ended 10/31/15	18.19	0.35	0.95	1.30	(0.33)	(0.36)	(0.69)	18.80	7.36		1,183,312	0.57		0.58		1.88		11
Year ended 10/31/14	16.54	0.32	1.79	2.11	(0.30)	(0.16)	(0.46)	18.19	12.95		841,750	0.58		0.59		1.84		6
Year ended 10/31/13	13.56	0.29	3.19	3.48	(0.29)	(0.21)	(0.50)	16.54	26.35		485,248	0.61		0.62		1.90		9
Year ended 10/31/12	11.94	0.26	1.76	2.02	(0.26)	(0.14)	(0.40)	13.56	17.26		179,087	0.66		0.67		2.03		12
Investor Class
Six months ended 04/30/17	18.81	0.16	1.40	1.56	(0.18)	(0.47)	(0.65)	19.72	8.39	(e)	2,175,487	0.73	(d)(e)	0.75	(d)(e)	1.72	(d)(e)	5
Year ended 10/31/16	18.77	0.33	0.76	1.09	(0.32)	(0.73)	(1.05)	18.81	6.29	(e)	2,114,404	0.76	(e)	0.78	(e)	1.83	(e)	11
Year ended 10/31/15	18.16	0.31	0.96	1.27	(0.30)	(0.36)	(0.66)	18.77	7.16	(e)	2,002,938	0.80	(e)	0.81	(e)	1.65	(e)	11
Year ended 10/31/14	16.51	0.29	1.78	2.07	(0.26)	(0.16)	(0.42)	18.16	12.70	(e)	1,972,400	0.76	(e)	0.77	(e)	1.66	(e)	6
Year ended 10/31/13	13.53	0.25	3.20	3.45	(0.26)	(0.21)	(0.47)	16.51	26.11		1,910,866	0.86		0.87		1.64		9
Year ended 10/31/12	11.92	0.23	1.75	1.98	(0.23)	(0.14)	(0.37)	13.53	16.95		1,444,060	0.90		0.91		1.79		12
Class R5
Six months ended 04/30/17	18.83	0.19	1.40	1.59	(0.21)	(0.47)	(0.68)	19.74	8.53		3,852,322	0.49	(d)	0.51	(d)	1.96	(d)	5
Year ended 10/31/16	18.78	0.39	0.76	1.15	(0.37)	(0.73)	(1.10)	18.83	6.59		3,410,571	0.50		0.52		2.09		11
Year ended 10/31/15	18.17	0.36	0.95	1.31	(0.34)	(0.36)	(0.70)	18.78	7.41		2,385,096	0.53		0.54		1.92		11
Year ended 10/31/14	16.52	0.33	1.78	2.11	(0.30)	(0.16)	(0.46)	18.17	12.99		1,947,461	0.54		0.55		1.88		6
Year ended 10/31/13	13.54	0.29	3.20	3.49	(0.30)	(0.21)	(0.51)	16.52	26.47		1,408,407	0.57		0.58		1.94		9
Year ended 10/31/12	11.92	0.27	1.76	2.03	(0.27)	(0.14)	(0.41)	13.54	17.39		720,726	0.56		0.57		2.13		12
Class R6
Six months ended 04/30/17	18.83	0.20	1.40	1.60	(0.22)	(0.47)	(0.69)	19.74	8.58		3,347,406	0.39	(d)	0.41	(d)	2.06	(d)	5
Year ended 10/31/16	18.79	0.41	0.74	1.15	(0.38)	(0.73)	(1.11)	18.83	6.63		2,620,298	0.40		0.42		2.19		11
Year ended 10/31/15	18.17	0.37	0.97	1.34	(0.36)	(0.36)	(0.72)	18.79	7.57		849,176	0.43		0.44		2.02		11
Year ended 10/31/14	16.52	0.35	1.78	2.13	(0.32)	(0.16)	(0.48)	18.17	13.10		937,485	0.44		0.45		1.98		6
Year ended 10/31/13	13.54	0.31	3.19	3.50	(0.31)	(0.21)	(0.52)	16.52	26.56		535,077	0.48		0.49		2.03		9
Year ended 10/31/12(f)	13.61	0.03	(0.10)	(0.07)	—	—	—	13.54	(0.51)		166,418	0.49	(g)	0.50	(g)	2.20	(g)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6,263,520, $15,029, $846,347, $273,217, $4,856,346, $2,192,911, $3,784,362 and $3,082,060 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.18%, 0.21%, 0.23% and 0.18% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015 and 2014, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

18                         Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,083.70	$4.13	$1,020.83	$4.01	0.80%
B	1,000.00	1,080.00	7.99	1,017.11	7.75	1.55
C	1,000.00	1,080.10	7.99	1,017.11	7.75	1.55
R	1,000.00	1,082.70	5.42	1,019.59	5.26	1.05
Y	1,000.00	1,085.00	2.84	1,022.07	2.76	0.55
Investor	1,000.00	1,083.90	3.77	1,021.17	3.66	0.73
R5	1,000.00	1,085.30	2.53	1,022.36	2.46	0.49
R6	1,000.00	1,085.80	2.02	1,022.86	1.96	0.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Diversified Dividend Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Diversified Dividend Fund, an investment portfolio of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	602,144,224	18,842,658
	James T. Bunch	601,933,978	19,052,903
	Bruce L. Crockett	602,110,998	18,875,884
	Jack M. Fields	602,354,729	18,632,152
	Martin L. Flanagan	602,638,282	18,348,600
	Cynthia Hostetler	602,841,732	18,145,150
	Dr. Eli Jones	602,450,885	18,535,996
	Dr. Prema Mathai-Davis	602,307,207	18,679,674
	Teresa M. Ressel	602,839,354	18,147,528
	Dr. Larry Soll	601,863,818	19,123,062
	Ann Barnett Stern	602,750,126	18,236,755
	Raymond Stickel, Jr.	601,984,912	19,001,968
	Philip A. Taylor	602,622,557	18,364,324
	Robert C. Troccoli	602,182,448	18,804,433
	Christopher L. Wilson	602,650,951	18,335,930

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	381,547,257	71,681,315	21,825,965	201,877,400

Invesco Diversified Dividend Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	307,224,670	46,334,503	17,476,868	164,648,547
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	335,498,639	17,804,661	17,755,730	164,625,558
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	330,158,800	22,245,640	18,611,037	164,669,111

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds (Invesco Equity Funds).

20                         Invesco Diversified Dividend Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469 Invesco Distributors, Inc. DDI-SAR-1 06142017 1130

Semiannual Report to Shareholders	April 30, 2017

Invesco Summit Fund
Nasdaq:
A: ASMMX ∎ B: BSMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX R5: SMITX ∎ R6: SMISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.64%
Class B Shares	14.25
Class C Shares	14.23
Class P Shares	14.73
Class S Shares	14.72
Class Y Shares	14.76
Class R5 Shares	14.84
Class R6 Shares*	14.67
S&P 500 Index▼ (Broad Market Index)	13.32
Russell 1000 Growth Index▼ (Style-Specific Index)	15.23
Lipper Multi-Cap Growth Funds Index∎ (Peer Group Index)	14.81
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Summit Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	7.18%
10 Years	6.21
5 Years	12.04
1 Year	16.33

Class B Shares
Inception (10/31/05)	7.16%
10 Years	6.20
5 Years	12.21
1 Year	17.20

Class C Shares
Inception (10/31/05)	6.90%
10 Years	6.02
5 Years	12.49
1 Year	21.19

Class P Shares
Inception (11/1/82)	9.33%
10 Years	6.98
5 Years	13.49
1 Year	23.35

Class S Shares
10 Years	6.90%
5 Years	13.42
1 Year	23.24

Class Y Shares
10 Years	7.04%
5 Years	13.59
1 Year	23.40

Class R5 Shares
10 Years	7.14%
5 Years	13.71
1 Year	23.45

Class R6 Shares
10 Years	6.81%
5 Years	13.32
1 Year	23.14

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	6.98%
10 Years	6.34
5 Years	11.07
1 Year	12.58

Class B Shares
Inception (10/31/05)	6.96%
10 Years	6.34
5 Years	11.22
1 Year	13.18

Class C Shares
Inception (10/31/05)	6.70%
10 Years	6.14
5 Years	11.48
1 Year	17.25

Class P Shares
Inception (11/1/82)	9.27%
10 Years	7.12
5 Years	12.50
1 Year	19.31

Class S Shares
10 Years	7.03%
5 Years	12.43
1 Year	19.18

Class Y Shares
10 Years	7.17%
5 Years	12.60
1 Year	19.35

Class R5 Shares
10 Years	7.28%
5 Years	12.71
1 Year	19.49

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares was 1.05%, 1.80%, 1.80%, 0.90%, 0.95%, 0.80%, 0.74% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Summit Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Summit Fund

Schedule of Investments(a)

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.74%
Advertising–0.74%
Interpublic Group of Cos., Inc. (The)	614,834	$14,491,637

Aerospace & Defense–2.04%
Northrop Grumman Corp.	59,400	14,610,024
Raytheon Co.	163,632	25,397,323
		40,007,347

Airlines–0.51%
Alaska Air Group, Inc.	117,598	10,006,414

Application Software–1.67%
salesforce.com, inc.(b)	380,334	32,754,364

Biotechnology–6.37%
Alexion Pharmaceuticals, Inc.(b)	209,954	26,827,922
Amgen Inc.	73,440	11,994,221
Biogen Inc.(b)	42,233	11,454,012
Celgene Corp.(b)	443,784	55,051,405
Incyte Corp.(b)	156,415	19,439,256
		124,766,816

Cable & Satellite–3.88%
Charter Communications, Inc.–Class A(b)	69,247	23,901,294
Comcast Corp.–Class A	470,131	18,424,434
DISH Network Corp.–Class A(b)	521,891	33,630,656
		75,956,384

Coal & Consumable Fuels–0.49%
Peabody Energy Corp.(b)	375,998	9,554,109

Commodity Chemicals–0.33%
Westlake Chemical Corp.	104,934	6,532,142

Consumer Electronics–1.58%
Sony Corp. (Japan)	920,400	31,036,408

Data Processing & Outsourced Services–5.56%
Mastercard Inc.–Class A	144,563	16,815,568
Vantiv, Inc.–Class A(b)	177,962	11,040,762
Visa Inc.–Class A	888,975	81,092,300
		108,948,630

Diversified Banks–0.69%
Bank of America Corp.	576,111	13,446,431

Environmental & Facilities Services–0.99%
Waste Connections, Inc. (Canada)	210,936	19,410,331

Fertilizers & Agricultural Chemicals–0.62%
Monsanto Co.	104,189	12,149,479

Financial Exchanges & Data–1.11%
Intercontinental Exchange, Inc.	313,195	18,854,339
S&P Global Inc.	20,945	2,810,610
		21,664,949

	Shares	Value
Health Care Equipment–0.90%
Boston Scientific Corp.(b)	672,195	$17,732,504

Home Entertainment Software–7.33%
Activision Blizzard, Inc.	797,489	41,668,800
Electronic Arts Inc.(b)	486,106	46,092,571
Nintendo Co., Ltd. (Japan)	100,900	25,433,421
Take-Two Interactive Software, Inc.(b)	485,481	30,512,481
		143,707,273

Home Improvement Retail–3.81%
Home Depot, Inc. (The)	178,845	27,917,704
Lowe’s Cos., Inc.	550,301	46,709,549
		74,627,253

Hotels, Resorts & Cruise Lines–2.52%
Norwegian Cruise Line Holdings Ltd.(b)	531,001	28,636,884
Royal Caribbean Cruises Ltd.	194,849	20,770,903
		49,407,787

Household Appliances–0.15%
Whirlpool Corp.	15,785	2,930,959

Housewares & Specialties–0.42%
Newell Brands, Inc.	170,501	8,139,718

Industrial Gases–0.36%
Praxair, Inc.	56,271	7,032,750

Integrated Telecommunication Services–0.05%
Koninklijke KPN N.V. (Netherlands)(c)	321,384	929,472

Internet & Direct Marketing Retail–7.41%
Amazon.com, Inc.(b)	118,851	109,935,987
Priceline Group Inc. (The)(b)	19,076	35,229,938
		145,165,925

Internet Software & Services–14.67%
Alibaba Group Holding Ltd.–ADR (China)(b)	331,065	38,238,008
Alphabet Inc.–Class A(b)	12,934	11,957,742
Alphabet Inc.–Class C(b)	142,541	129,136,444
Facebook, Inc.–Class A(b)	719,750	108,142,437
		287,474,631

Investment Banking & Brokerage–1.61%
Charles Schwab Corp. (The)	580,100	22,536,885
Lazard Ltd.–Class A	208,321	8,945,304
		31,482,189

Life Sciences Tools & Services–0.66%
Thermo Fisher Scientific, Inc.	77,769	12,857,549

Managed Health Care–1.74%
UnitedHealth Group Inc.	195,551	34,197,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Summit Fund

	Shares	Value
Movies & Entertainment–0.10%
Time Warner Inc.	19,578	$1,943,508

Oil & Gas Equipment & Services–1.27%
Halliburton Co.	363,253	16,666,048
Schlumberger Ltd.	112,640	8,176,537
		24,842,585

Oil & Gas Exploration & Production–1.99%
Cimarex Energy Co.	73,806	8,611,684
Newfield Exploration Co.(b)	363,821	12,595,483
Parsley Energy, Inc.–Class A(b)	299,395	8,918,977
Pioneer Natural Resources Co.	50,722	8,774,399
		38,900,543

Packaged Foods & Meats–5.31%
Blue Buffalo Pet Products, Inc.(b)	328,697	8,102,381
Lamb Weston Holdings, Inc.	312,819	13,060,193
Marine Harvest ASA (Norway)	1,042,081	17,333,120
Mondelez International, Inc.–Class A	552,786	24,891,954
Pinnacle Foods Inc.	194,010	11,281,681
Tyson Foods, Inc.–Class A	455,888	29,295,363
		103,964,692

Paper Packaging–0.35%
Bemis Co., Inc.	153,231	6,884,669

Personal Products–0.52%
Estee Lauder Cos. Inc. (The)–Class A	22,549	1,964,920
Unilever N.V. (United Kingdom)	157,880	8,279,914
		10,244,834

Pharmaceuticals–4.21%
Allergan PLC	111,708	27,241,113
Eli Lilly and Co.	143,180	11,749,351
Merck & Co., Inc.	340,329	21,212,706
Zoetis Inc.	397,951	22,329,031
		82,532,201

Regional Banks–0.66%
SVB Financial Group(b)	73,163	12,872,298

Restaurants–0.19%
Papa John’s International, Inc.	46,986	3,714,713

Semiconductors–3.30%
Broadcom Ltd.	206,537	45,605,435
Integrated Device Technology, Inc.(b)	485,988	11,658,852
QUALCOMM, Inc.	138,391	7,437,132
		64,701,419

Soft Drinks–1.14%
Monster Beverage Corp.(b)	428,923	19,464,526
PepsiCo, Inc.	25,073	2,840,269
		22,304,795

	Shares	Value
Specialized Consumer Services–0.52%
Service Corp. International	315,630	$10,169,599

Specialized REIT’s–0.58%
Crown Castle International Corp.	91,747	8,679,266
SBA Communications Corp.– Class A(b)	20,700	2,618,343
		11,297,609

Specialty Chemicals–1.38%
Ecolab Inc.	72,857	9,405,110
Sherwin-Williams Co. (The)	52,437	17,549,615
		26,954,725

Systems Software–1.96%
Microsoft Corp.	455,275	31,168,127
ServiceNow, Inc.(b)	76,715	7,248,033
		38,416,160

Technology Hardware, Storage & Peripherals–5.00%
Apple Inc.	682,649	98,062,529

Trading Companies & Distributors–1.18%
Watsco, Inc.	166,928	23,169,606

Wireless Telecommunication Services–1.87%
Sprint Corp.(b)	3,264,224	29,475,943
T-Mobile US, Inc.(b)	107,976	7,263,545
		36,739,488
Total Common Stocks & Other Equity Interests (Cost $1,200,562,335)		1,954,127,383

Money Market Funds–0.03%
Government & Agency Portfolio–Institutional Class, 0.67%(d)	326,963	326,963
Treasury Portfolio–Institutional Class, 0.63%(d)	217,976	217,976
Total Money Market Funds (Cost $544,939)		544,939
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.77% (Cost $1,201,107,274)		1,954,672,322

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Fund–0.05%
Government & Agency Portfolio–Institutional Class, 0.67% (Cost $1,066,587)(d)(e)	1,066,587	1,066,587
TOTAL INVESTMENTS–99.82% (Cost $1,202,173,861)		1,955,738,909
OTHER ASSETS LESS LIABILITIES–0.18%		3,539,460
NET ASSETS–100.00%		$1,959,278,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Summit Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2017

Information Technology	39.5%
Consumer Discretionary	21.3
Health Care	13.9
Consumer Staples	7.0
Industrials	4.7
Financials	4.1
Energy	3.7
Materials	3.0
Telecommunication Services	1.9
Real Estate	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $1,200,562,335)*	$1,954,127,383
Investments in affiliated money market funds, at value and cost	1,611,526
Total investments, at value (Cost $1,202,173,861)	1,955,738,909
Foreign currencies, at value (Cost $52,234)	51,598
Receivable for:
Investments sold	9,504,899
Fund shares sold	148,963
Dividends	1,081,545
Investment for trustee deferred compensation and retirement plans	401,969
Other assets	74,860
Total assets	1,967,002,743

Liabilities:
Payable for:
Investments purchased	5,159,262
Fund shares reacquired	535,561
Collateral upon return of securities loaned	1,066,587
Accrued fees to affiliates	431,956
Accrued trustees’ and officers’ fees and benefits	4,704
Accrued other operating expenses	73,844
Trustee deferred compensation and retirement plans	452,460
Total liabilities	7,724,374
Net assets applicable to shares outstanding	$1,959,278,369

Net assets consist of:
Shares of beneficial interest	$1,176,439,318
Undistributed net investment income	988,770
Undistributed net realized gain	28,289,067
Net unrealized appreciation	753,561,214
$1,959,278,369

Net Assets:
Class A	$59,793,631
Class B	$363,422
Class C	$5,400,532
Class P	$1,882,398,283
Class S	$3,503,468
Class Y	$7,790,777
Class R5	$17,978
Class R6	$10,278

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,345,826
Class B	22,083
Class C	329,214
Class P	104,090,091
Class S	195,082
Class Y	432,049
Class R5	993
Class R6	568
Class A:
Net asset value per share	$17.87
Maximum offering price per share
(Net asset value of $17.87 ÷ 94.50%)	$18.91
Class B:
Net asset value and offering price per share	$16.46
Class C:
Net asset value and offering price per share	$16.40
Class P:
Net asset value and offering price per share	$18.08
Class S:
Net asset value and offering price per share	$17.96
Class Y:
Net asset value and offering price per share	$18.03
Class R5:
Net asset value and offering price per share	$18.10
Class R6:
Net asset value and offering price per share	$18.10

*	At April 30, 2017, securities with an aggregate value of $978,945 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $60,144)	$9,692,773
Dividends from affiliated money market funds (includes securities lending income of $8)	17,034
Total investment income	9,709,807

Expenses:
Advisory fees	5,842,424
Administrative services fees	208,961
Custodian fees	13,767
Distribution fees:
Class A	66,731
Class B	1,526
Class C	24,355
Class P	884,492
Class S	2,455
Transfer agent fees — A, B, C, P, S and Y	1,015,091
Transfer agent fees — R5	6
Trustees’ and officers’ fees and benefits	23,485
Registration and filing fees	52,458
Reports to shareholders	94,867
Professional services fees	15,134
Other	14,431
Total expenses	8,260,183
Less: Fees waived and expense offset arrangement(s)	(27,690)
Net expenses	8,232,493
Net investment income	1,477,314

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(47,186))	30,496,034
Foreign currencies	17,565
30,513,599
Change in net unrealized appreciation of:
Investment securities	223,656,356
Foreign currencies	995
223,657,351
Net realized and unrealized gain	254,170,950
Net increase in net assets resulting from operations	$255,648,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,477,314	$1,605,230
Net realized gain	30,513,599	104,976,732
Change in net unrealized appreciation (depreciation)	223,657,351	(94,175,179)
Net increase in net assets resulting from operations	255,648,264	12,406,783

Distributions to shareholders from net investment income:
Class P	(1,095,289)	—
Class S	(455)	—
Class Y	(6,596)	—
Class R5	(38)	—
Total distributions from net investment income	(1,102,378)	—

Distributions to shareholders from net realized gains:
Class A	(3,020,536)	(3,614,176)
Class B	(17,091)	(41,771)
Class C	(305,415)	(383,143)
Class P	(101,344,707)	(115,878,847)
Class S	(189,501)	(227,949)
Class Y	(238,831)	(155,911)
Class R5	(993)	(1,127)
Total distributions from net realized gains	(105,117,074)	(120,302,924)

Share transactions–net:
Class A	5,189,551	3,485,315
Class B	61,948	(227,529)
Class C	50,912	644,565
Class P	29,576,982	(9,421,646)
Class S	74,705	(151,816)
Class Y	3,754,908	1,461,091
Class R5	—	—
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	38,719,006	(4,210,020)
Net increase (decrease) in net assets	188,147,818	(112,106,161)

Net assets:
Beginning of period	1,771,130,551	1,883,236,712
End of period (includes undistributed net investment income of $988,770 and $613,834, respectively)	$1,959,278,369	$1,771,130,551

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class P, Class S, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class P shares are not sold to members of the general public. Only shareholders who had

10                         Invesco Summit Fund

accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

11                         Invesco Summit Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

12                         Invesco Summit Fund

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 million	1.00%
Next $140 million	0.75%
Over $150 million	0.625%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $6,713.

13                         Invesco Summit Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class P and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $18,601 in front-end sales commissions from the sale of Class A shares and $1,081, $37 and $15 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2017, the Fund incurred $8,102 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $25,433,421 and from Level 2 to Level 1 of $48,369,528, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,928,693,962	$25,433,421	$—	$1,954,127,383
Money Market Funds	1,611,526	—	—	1,611,526
Total Investments	$1,930,305,488	$25,433,421	$—	$1,955,738,909

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2017, the Fund engaged in securities sales of $2,620,089, which resulted in net realized gains (losses) of $(47,186).

14                         Invesco Summit Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $20,977.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $325,059,783 and $344,175,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$768,806,761
Aggregate unrealized (depreciation) of investment securities	(17,329,782)
Net unrealized appreciation of investment securities	$751,476,979

Cost of investments for tax purposes is $1,204,261,930.

15                         Invesco Summit Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	658,686	$11,100,667	1,586,776	$25,588,835
Class B	11,929	188,310	8,187	126,342
Class C	70,138	1,097,672	209,372	3,205,647
Class P	986,406	16,683,555	2,250,146	36,399,297
Class S	2,905	49,158	9,453	154,193
Class Y	325,157	5,587,226	425,083	6,711,110
Class R6(a)	568	10,000	—	—

Issued as reinvestment of dividends:
Class A	173,482	2,779,179	205,393	3,292,454
Class B	1,135	16,791	2,679	40,164
Class C	19,988	294,614	24,777	370,418
Class P	6,231,187	100,945,224	7,072,427	114,502,599
Class S	11,806	189,951	14,167	227,949
Class Y	14,223	229,701	8,724	140,813

Automatic conversion of Class B shares to Class A shares:
Class A	6,825	115,063	13,153	209,023
Class B	(7,396)	(115,063)	(14,108)	(209,023)

Reacquired:
Class A	(525,274)	(8,805,358)	(1,635,699)	(25,604,997)
Class B	(1,786)	(28,090)	(12,798)	(185,012)
Class C	(87,428)	(1,341,374)	(202,095)	(2,931,500)
Class P	(5,168,969)	(88,051,797)	(9,931,393)	(160,323,542)
Class S	(9,837)	(164,404)	(34,384)	(533,958)
Class Y	(121,333)	(2,062,019)	(342,458)	(5,390,832)
Net increase (decrease) in share activity	2,592,412	$38,719,006	(342,598)	$(4,210,020)

(a)	Commencement date of April 4, 2017.

16                         Invesco Summit Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$16.56	$0.00	$2.31	$2.31	$—	$(1.00)	$(1.00)	$17.87	14.64%	$59,794	1.04	%(d)	1.04	%(d)	0.02	%(d)	18%
Year ended 10/31/16	17.59	(0.01)	0.11	0.10	—	(1.13)	(1.13)	16.56	0.81	50,217	1.05		1.05		(0.05)		47
Year ended 10/31/15	18.62	(0.03)	1.44	1.41	—	(2.44)	(2.44)	17.59	8.86	50,349	1.04		1.04		(0.16)		49
Year ended 10/31/14	16.40	(0.03)	2.62	2.59	(0.03)	(0.34)	(0.37)	18.62	16.06	30,382	1.05		1.05		(0.18)		52
Year ended 10/31/13	12.67	0.03	3.72	3.75	(0.02)	—	(0.02)	16.40	29.68	23,025	1.06		1.06		0.20		49
Year ended 10/31/12	11.56	0.01	1.10	1.11	(0.00)	—	(0.00)	12.67	9.62	22,712	1.08		1.08		0.09		36
Class B
Six months ended 04/30/17	15.38	(0.06)	2.14	2.08	—	(1.00)	(1.00)	16.46	14.25	363	1.79	(d)	1.79	(d)	(0.73	)(d)	18
Year ended 10/31/16	16.53	(0.12)	0.10	(0.02)	—	(1.13)	(1.13)	15.38	0.09	280	1.80		1.80		(0.80)		47
Year ended 10/31/15	17.77	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.53	7.20	566	1.79		1.79		(0.91)		49
Year ended 10/31/14	15.76	(0.15)	2.50	2.35	—	(0.34)	(0.34)	17.77	15.19	676	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.25	(0.08)	3.59	3.51	—	—	—	15.76	28.65	831	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.24	(0.08)	1.09	1.01	—	—	—	12.25	8.99	913	1.83		1.83		(0.66)		36
Class C
Six months ended 04/30/17	15.34	(0.06)	2.12	2.06	—	(1.00)	(1.00)	16.40	14.16	5,401	1.79	(d)	1.79	(d)	(0.73	)(d)	18
Year ended 10/31/16	16.49	(0.12)	0.10	(0.02)	—	(1.13)	(1.13)	15.34	0.09	5,008	1.80		1.80		(0.80)		47
Year ended 10/31/15	17.73	(0.15)	1.35	1.20	—	(2.44)	(2.44)	16.49	8.02	4,855	1.79		1.79		(0.91)		49
Year ended 10/31/14	15.73	(0.16)	2.50	2.34	—	(0.34)	(0.34)	17.73	15.15	2,337	1.80		1.80		(0.93)		52
Year ended 10/31/13	12.22	(0.08)	3.59	3.51	—	—	—	15.73	28.72	2,122	1.81		1.81		(0.55)		49
Year ended 10/31/12	11.23	(0.08)	1.07	0.99	—	—	—	12.22	8.82	1,577	1.83		1.83		(0.66)		36
Class P
Six months ended 04/30/17	16.75	0.01	2.33	2.34	(0.01)	(1.00)	(1.01)	18.08	14.67	1,882,398	0.89	(d)	0.89	(d)	0.17	(d)	18
Year ended 10/31/16	17.75	0.02	0.11	0.13	—	(1.13)	(1.13)	16.75	0.98	1,708,869	0.90		0.90		0.10		47
Year ended 10/31/15	18.74	(0.00)	1.45	1.45	—	(2.44)	(2.44)	17.75	9.03	1,821,733	0.89		0.89		(0.01)		49
Year ended 10/31/14	16.50	(0.01)	2.63	2.62	(0.04)	(0.34)	(0.38)	18.74	16.22	1,829,660	0.90		0.90		(0.03)		52
Year ended 10/31/13	12.75	0.05	3.74	3.79	(0.04)	—	(0.04)	16.50	29.84	1,746,339	0.91		0.91		0.35		49
Year ended 10/31/12	11.63	0.03	1.11	1.14	(0.02)	—	(0.02)	12.75	9.80	1,518,577	0.93		0.93		0.24		36
Class S
Six months ended 04/30/17	16.63	0.01	2.32	2.33	(0.00)	(1.00)	(1.00)	17.96	14.72	3,503	0.94	(d)	0.94	(d)	0.12	(d)	18
Year ended 10/31/16	17.64	0.01	0.11	0.12	—	(1.13)	(1.13)	16.63	0.92	3,164	0.95		0.95		0.05		47
Year ended 10/31/15	18.66	(0.01)	1.43	1.42	—	(2.44)	(2.44)	17.64	8.90	3,546	0.94		0.94		(0.06)		49
Year ended 10/31/14	16.43	(0.01)	2.62	2.61	(0.04)	(0.34)	(0.38)	18.66	16.18	3,685	0.95		0.95		(0.08)		52
Year ended 10/31/13	12.70	0.04	3.73	3.77	(0.04)	—	(0.04)	16.43	29.74	4,490	0.96		0.96		0.30		49
Year ended 10/31/12	11.58	0.02	1.12	1.14	(0.02)	—	(0.02)	12.70	9.82	3,896	0.98		0.98		0.19		36
Class Y
Six months ended 04/30/17	16.71	0.02	2.33	2.35	(0.03)	(1.00)	(1.03)	18.03	14.76	7,791	0.79	(d)	0.79	(d)	0.27	(d)	18
Year ended 10/31/16	17.69	0.03	0.12	0.15	—	(1.13)	(1.13)	16.71	1.10	3,576	0.80		0.80		0.20		47
Year ended 10/31/15	18.67	0.02	1.44	1.46	—	(2.44)	(2.44)	17.69	9.13	2,170	0.79		0.79		0.09		49
Year ended 10/31/14	16.45	0.01	2.61	2.62	(0.06)	(0.34)	(0.40)	18.67	16.23	699	0.80		0.80		0.07		52
Year ended 10/31/13	12.72	0.06	3.73	3.79	(0.06)	—	(0.06)	16.45	29.90	514	0.81		0.81		0.45		49
Year ended 10/31/12	11.58	0.04	1.13	1.17	(0.03)	—	(0.03)	12.72	10.14	479	0.83		0.83		0.34		36
Class R5
Six months ended 04/30/17	16.77	0.03	2.34	2.37	(0.04)	(1.00)	(1.04)	18.10	14.84	18	0.75	(d)	0.75	(d)	0.31	(d)	18
Year ended 10/31/16	17.75	0.04	0.11	0.15	—	(1.13)	(1.13)	16.77	1.10	17	0.74		0.74		0.26		47
Year ended 10/31/15	18.71	0.04	1.44	1.48	—	(2.44)	(2.44)	17.75	9.24	18	0.68		0.68		0.20		49
Year ended 10/31/14	16.46	0.03	2.63	2.66	(0.07)	(0.34)	(0.41)	18.71	16.50	541	0.69		0.69		0.18		52
Year ended 10/31/13	12.73	0.08	3.72	3.80	(0.07)	—	(0.07)	16.46	30.05	114	0.71		0.71		0.55		49
Year ended 10/31/12	11.60	0.06	1.11	1.17	(0.04)	—	(0.04)	12.73	10.12	123	0.72		0.72		0.45		36
Class R6
Six months ended 04/30/17(e)	17.61	0.00	0.49	0.49	—	—	—	18.10	2.78	10	0.80	(d)	0.80	(d)	0.26	(d)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $53,827, $308, $4,911, $1,783,644, $3,300, $5,060, $17 and $10 for Class A, Class B, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017.

17                         Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,146.40	$5.53	$1,019.64	$5.21	1.04%
B	1,000.00	1,142.50	9.51	1,015.92	8.95	1.79
C	1,000.00	1,142.30	9.51	1,015.92	8.95	1.79
P	1,000.00	1,147.30	4.74	1,020.38	4.46	0.89
S	1,000.00	1,147.20	5.00	1,020.13	4.71	0.94
Y	1,000.00	1,147.60	4.21	1,020.88	3.96	0.79
R5	1,000.00	1,148.40	4.00	1,021.08	3.76	0.75
R6	1,000.00	1,027.80	0.60	1,020.83	4.01	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

18                         Invesco Summit Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Summit Fund, an investment portfolio of AIM Equity Funds (Invesco Equity Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purpose:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)*	David C. Arch	602,144,224	18,842,658
	James T. Bunch	601,933,978	19,052,903
	Bruce L. Crockett	602,110,998	18,875,884
	Jack M. Fields	602,354,729	18,632,152
	Martin L. Flanagan	602,638,282	18,348,600
	Cynthia Hostetler	602,841,732	18,145,150
	Dr. Eli Jones	602,450,885	18,535,996
	Dr. Prema Mathai-Davis	602,307,207	18,679,674
	Teresa M. Ressel	602,839,354	18,147,528
	Dr. Larry Soll	601,863,818	19,123,062
	Ann Barnett Stern	602,750,126	18,236,755
	Raymond Stickel, Jr.	601,984,912	19,001,968
	Philip A. Taylor	602,622,557	18,364,324
	Robert C. Troccoli	602,182,448	18,804,433
	Christopher L. Wilson	602,650,951	18,335,930

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	381,547,257	71,681,315	21,825,965	201,877,400

Invesco Summit Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	27,490,831	4,983,599	2,482,941	618,031
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	29,366,213	3,012,492	2,578,668	618,029
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	28,566,869	3,757,282	2,633,222	618,029

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Equity Funds (Invesco Equity Funds).

19                         Invesco Summit Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01424 and 002-25469                      Invesco Distributors, Inc.                                                                                      SUM-SAR-1            06122017      1124

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 7, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 7, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 7, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.